Basis of preparation and summary of material accounting policies - Disclosure of Estimated Useful Lives for Intangible Asset (Detail)					12 Months Ended
	Apr. 07, 2023	Aug. 26, 2015	Jul. 30, 2009	Apr. 27, 1998	Dec. 31, 2023
Telecommunication licenses | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					3 years
Telecommunication licenses | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					25 years
Turkcell 2G license [member]
Disclosure of detailed information about intangible assets [line items]
Effective period of license (from grant date)	31 years			25 years
Turkcell 3G license [member]
Disclosure of detailed information about intangible assets [line items]
Effective period of license (from grant date)			20 years
Turkcell 4.5G license [member]
Disclosure of detailed information about intangible assets [line items]
Effective period of license (from grant date)		13 years
Computer software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					3 years
Computer software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					8 years
Indefeasible right of usage [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					15 years
Transmission lines software [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					5 years
Transmission lines software [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					10 years
Brand name [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					9 years
Brand name [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					10 years
Customer base [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					2 years
Customer base [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					15 years
Subscriber acquisition cost [member] | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					2 years
Subscriber acquisition cost [member] | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					6 years
Electricity production license [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives intangible assets					20 years